Note 26 - Segmented Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Operating Segments	4
Real Estate Held-for-sale	$ 94,223
Americas Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	3,823	$ 4,311
EMEA Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	1,900	1,820
Asia Pacific Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	7	7
Investment Management [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	2,607	430
Real Estate Held-for-sale	258,117
Corporate Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 3,155	$ 1,200